Expense Example - A C I Shares - JPMorgan SmartRetirement Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	521	714	923	1,524	238	446	775	1,571	62	208	367	829